Revenue	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Revenue [Line Items]
Revenue

4. Revenue

The Group’s revenue consists of the following:

	For the Years Ended December 31,
	2025	2024	2023
Management fees	$126,371	$111,691	$53,709
Staking revenue	21,901	29,449	24,692
Lending book interest	10,684	9,397	2,390
Other revenue	6,721	5,003	6,920
Total Revenue	$165,677	$155,540	$87,711

Management fees

The Group’s management fees consist of the following:

	For the Years Ended December 31,
	2025	2024	2023
CoinShares XBT Provider AB	$92,647	$85,814	$48,389
CoinShares Physical	27,676	21,363	3,373
Block Index	3,281	2,215	1,787
CoinShares Valkyrie	2,763	2,137	—
Other	4	162	160
Total Management Fees	$126,371	$111,691	$53,709

Management fees derived from CoinShares XBT Provider AB are denominated in fiat but remain held in digital assets until redemption and are therefore non-cash impacting upon recognition (see Note 2). Management fees derived from CoinShares Physical are denominated in digital assets and, although liquidated to cash on a monthly basis, are also non-cash impacting upon recognition. For the years ended December 31, 2025, 2024, and 2023, $120.3 million, $107.2 million, and $51.8 million, respectively, is therefore classified as digital assets revenue within the consolidated statements of cash flows.

Staking revenue, Lending book interest, and other revenue

	For the Years Ended December 31,
	2025	2024	2023
Staking revenue	$21,901	$29,449	$24,692
Lending book interest	10,684	9,397	2,390
Other revenue:
Other digital asset income	3	1,310	3,152
Other operating income	2,481	2,066	1,928
Fee rebates	4,237	1,627	1,840
Total other revenue	$6,721	$5,003	$6,920

Staking revenue, lending book interest, other digital asset income and a portion of fee rebates are received in digital assets and therefore non-cash impacting. All staking revenue and lending book interest is non-cash and is described as such in the consolidated statement of cash flows. For the years ended December 31, 2025, 2024, and 2023, the Group classified non-cash revenue for staking, lending book interest, and other digital asset income in the amounts of $36.8 million, $41.6 million and $31.1 million, respectively, in digital assets revenue within the consolidated statements of cash flows.